UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 03/31/2013

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF March 31, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------		------------
COMMON STOCKS -- 96.11%
	Consumer Discretionary - Automobiles &
	Components -- 0.69%
60,000	Dorman Products, Inc. *	$ 2,232,600
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.22%
205,000	La-Z-Boy Incorporated	3,868,350
40,000	SodaStream International Ltd. *	1,985,600
55,000	Tupperware Brands Corporation	4,495,700
		------------
		10,349,650
		------------
	Consumer Discretionary - Media -- 1.09%
50,000	Morningstar, Inc.	3,496,000
		------------
	Consumer Discretionary -
	Retailing -- 7.15%
90,000	Aaron's, Inc.	2,581,200
150,000	Ascena Retail Group, Inc. *	2,782,500
95,000	GNC Holdings, Inc.	3,731,600
82,500	Monro Muffler Brake, Inc.	3,276,075
185,000	Pier 1 Imports, Inc.	4,255,000
157,500	Select Comfort Corporation *	3,113,775
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,246,800
		------------
		22,986,950
		------------
	Consumer Discretionary - Services -- 4.56%
65,000	Bally Technologies, Inc. *	3,378,050
85,000	Brinker International, Inc.	3,200,250
15,000	Cracker Barrel Old Country Store, Inc.	1,212,750
65,000	Domino's Pizza, Inc.	3,343,600
625,000	Wendy's Company (The)	3,543,750
		------------
		14,678,400
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.10%
42,500	PriceSmart, Inc.	3,307,775
70,000	United Natural Foods, Inc. *	3,444,000
		------------
		6,751,775
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.27%
100,000	Hillshire Brands Company (The)	3,515,000
95,000	Post Holdings, Inc. *	4,078,350
45,000	TreeHouse Foods, Inc. *	2,931,750
		------------
		10,525,100
		------------
	Consumer Staples - Household &
	Personal Products -- 2.30%
75,000	Elizabeth Arden, Inc. *	3,018,750
170,000	Prestige Brands Holdings, Inc. *	4,367,300
		------------
		7,386,050
		------------
	Energy -- 4.36%
45,000	Atwood Oceanics, Inc. *	2,364,300
27,100	CARBO Ceramics Inc.	2,467,997
40,500	Dril-Quip, Inc. *	3,530,385
60,000	Rosetta Resources, Inc. *	2,854,800
47,500	SM Energy Company	2,812,950
		------------
		14,030,432
		------------
	Financials - Banks -- 4.04%
120,000	Associated Banc-Corp	1,822,800
95,000	Community Bank System, Inc.	2,814,850
73,394	First Financial Bancorp.	1,177,974
160,000	FirstMerit Corporation	2,644,800
120,000	Glacier Bancorp, Inc.	2,277,600
45,000	IBERIABANK Corporation	2,250,900

		------------
		12,988,924
		------------
	Financials - Diversified -- 1.36%
100,000	Waddell & Reed Financial, Inc.	4,378,000
		------------
	Financials - Insurance -- 1.15%
115,000	Brown & Brown, Inc.	3,684,600
		------------
	Financials - Real Estate -- 5.43%
95,000	Healthcare Realty Trust Incorporated	2,697,050
170,000	Medical Properties Trust, Inc.	2,726,800
285,000	Monmouth Real Estate Investment
	Corporation - Class A	3,177,750
95,000	Omega Healthcare Investors, Inc.	2,884,200
75,000	Sabra Health Care REIT, Inc.	2,175,750
363,100	Summit Hotel Properties, Inc.	3,801,657
		------------
		17,463,207
		------------
	Health Care - Equipment &
	Services -- 17.50%
85,000	Abaxis, Inc. *	4,022,200
130,000	ABIOMED, Inc. *	2,427,100
95,000	Acadia Healthcare Company, Inc *	2,792,050
51,000	Computer Programs and Systems, Inc.	2,759,610
45,000	Cyberonics, Inc. *	2,106,450
145,000	DexCom, Inc. *	2,424,400
85,000	Endologix, Inc. *	1,372,750
155,000	Globus Medical, Inc. - Class A *	2,275,400
19,000	HeartWare International, Inc. *	1,680,170
124,400	Insulet Corporation *	3,216,984
130,000	Masimo Corporation *	2,550,600
235,000	Merit Medical Systems, Inc. *	2,881,100
30,000	MWI Veterinary Supply, Inc. *	3,967,800
130,000	NxStage Medical, Inc. *	1,466,400
195,000	Omnicell, Inc. *	3,681,600
60,000	Sirona Dental Systems, Inc. *	4,423,800
110,000	STERIS Corporation	4,577,100
45,000	Teleflex Incorporated	3,802,950
55,000	Thoratec Corporation *	2,062,500
95,000	Tornier N.V. *	1,790,750
		------------
		56,281,714
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 0.60%
50,000	Cepheid *	1,918,500
		------------
	Industrials - Capital Goods -- 7.64%
50,500	A.O. Smith Corporation	3,715,285
100,000	Beacon Roofing Supply, Inc. *	3,866,000
85,000	Generac Holdings Inc. *	3,003,900
31,500	Middleby Corporation (The) *	4,792,725
50,000	RBC Bearings Incorporated *	2,528,000
47,500	Regal-Beloit Corporation	3,874,100
70,000	Woodward Inc.	2,783,200
		------------
		24,563,210
		------------
	Industrials - Commercial & Professional
	Services -- 5.51%
127,500	Healthcare Services Group, Inc.	3,267,825
44,600	Heritage-Crystal Clean, Inc. *	673,460
315,000	InnerWorkings, Inc. *	4,769,100
190,000	Mobile Mini, Inc. *	5,591,700
165,000	Standard Parking Corporation *	3,415,500
		------------
		17,717,585
		------------
	Industrials - Transportation -- 2.71%
137,300	Echo Global Logistics, Inc. *	3,037,076
80,000	Hub Group, Inc. - Class A *	3,076,800
130,000	Marten Transport, Ltd.	2,616,900
		------------
		8,730,776
		------------
	Information Technology - Hardware &
	Equipment -- 0.59%
145,000	Finisar Corporation *	1,912,550
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.62%
60,000	Cavium, Inc. *	2,328,600

165,000	CEVA, Inc. *	2,574,000
80,000	Cirrus Logic, Inc. *	1,820,000
320,000	RF Micro Devices, Inc. *	1,702,400
		------------
		8,425,000
		------------
	Information Technology - Software &
	Services -- 14.95%
125,000	Advent Software, Inc. *	3,496,250
160,000	Bottomline Technologies (de), Inc. *	4,561,600
135,000	Cardtronics, Inc. *	3,707,100
220,000	comScore, Inc. *	3,691,600
20,000	Concur Technologies, Inc. *	1,373,200
141,700	DealerTrack Holdings, Inc. *	4,163,146
25,000	FactSet Research Systems Inc.	2,315,000
110,000	Heartland Payment Systems, Inc.	3,626,700
80,000	Jack Henry & Associates, Inc.	3,696,800
39,500	MercadoLibre, Inc.	3,814,120
94,500	MICROS Systems, Inc. *	4,300,695
115,000	Qualys, Inc. *	1,419,100
190,000	Tangoe, Inc. *	2,354,100
47,500	WEX Inc. *	3,728,750
30,000	Workday, Inc. *	1,848,900
		------------
		48,097,061
		------------
	Materials -- 3.27%
68,500	AptarGroup, Inc.	3,928,475
110,000	RPM International, Inc.	3,473,800
80,000	Sensient Technologies Corporation	3,127,200
		------------
		10,529,475
		------------
	TOTAL COMMON STOCKS
	(cost $227,317,780)	309,127,559
		------------
SHORT-TERM INVESTMENTS -- 3.78%
	Commercial Paper - 3.29%
$1,000,000	Tyco Electronics Group S.A.
	04/01/13, 0.26%	1,000,000
850,000	Diageo Capital plc 04/02/13, 0.25%	849,994
1,325,000	Integrys Energy Group, Inc.
	04/03/13, 0.31%	1,324,977
1,725,000	UnitedHealth Group Incorporated
	04/03/13, 0.25%	1,724,976
775,000	Consolidated Edison Company 04/04/13, 0.25%	774,984
1,275,000	Hitachi America Capital, Ltd.
	04/05/13, 0.35%	1,274,950
750,000	UnitedHealth Group Incorporated
	04/08/13, 0.23%	749,966
750,000	Southern Company Funding Corporation
	04/09/13, 0.21%	749,965
875,000	Integrys Energy Group, Inc.
	04/10/13, 0.29%	874,937
700,000	Valspar Corporation (The) 04/10/13, 0.30%	699,948
575,000	Diageo Capital plc 04/11/13, 0.26%	574,958
		------------
		10,599,655
		------------
	Variable Rate Security - 0.49%
1,571,483	Fidelity Institutional Money Market
	Fund - Class I	1,571,483
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $12,171,138)	12,171,138
		------------
	TOTAL SECURITY HOLDINGS
	(cost $239,488,918) - 99.89%	321,298,697
		------------
	OTHER ASSETS, NET OF LIABILITIES - 0.11%	360,189
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$321,658,886
		------------
		------------

* Non-income producing.

As of March 31, 2013, investment cost for federal tax purposes was $239,724,540 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$88,498,164

Unrealized depreciation	(6,924,007)
-----------
Net unrealized appreciation	$81,574,157
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$309,127,559
Level 2 -
Commercial Paper	10,599,655
Variable Rate Security	1,571,483
Level 3 -
None	--
------------
Total	$321,298,697
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/06/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/06/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/06/2013